UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Strategies: U.S. Equity Fund
(Institutional Class and Class L)
Semi-Annual Report
October 31, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of October 31, 2018
Sector	Percentage of Fund Investments
Financial	22.33%
Consumer, Non-cyclical	21.29
Technology	13.55
Industrial	9.76
Communications	9.11
Consumer, Cyclical	8.62
Energy	5.58
Basic Materials	2.83
Utilities	2.80
Exchange Traded Funds	2.66
Diversified	0.19
Short Term Investments	1.28
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 25, 2018 to October 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(06/25/18)	(10/31/18)	(06/25/18–10/31/18)
Institutional Class
Actual	$1,000.00	$ 966.00	$1.91 *
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.80 *
Class L
Actual	$1,000.00	$ 921.00	$1.57 **
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.85 **
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares multiplied by the average account value over the period, multiplied by 129/365 days to reflect the share class's inception date of June 25, 2018 through October 31, 2018.
** Expenses are equal to the Fund's annualized expense ratio of 1.15% for the Class L shares multiplied by the average account value over the period, multiplied by 52/365 days to reflect the share class's inception date of September 10, 2018 through October 31, 2018.
Performance does not include any fees or expenses of IRA or your financial professional brokerage commissions, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.29%
540	AdvanSix Inc(a)	$ 14,980
70	Air Products & Chemicals Inc	10,804
410	Alcoa Corp(a)	14,346
140	Ashland Global Holdings Inc	10,357
187	Cabot Corp	9,103
386	DowDuPont Inc	20,813
151	Ingevity Corp(a)	13,753
90	Minerals Technologies Inc	4,927
93	Rogers Corp(a)	11,445
31	Sherwin-Williams Co	12,198
244	Versum Materials Inc	7,701
165	WR Grace & Co	10,690
		141,117
Communications — 7.38%
66	Alphabet Inc Class C(a)	71,067
51	Amazon.com Inc(a)	81,499
660	AT&T Inc	20,249
4	Booking Holdings Inc(a)	7,498
49	Charter Communications Inc Class A(a)	15,698
408	Cisco Systems Inc	18,666
525	Comcast Corp Class A	20,023
125	Facebook Inc Class A(a)	18,974
378	GCI Liberty Inc Class A(a)	17,891
1,191	Gray Television Inc(a)	20,616
111	GrubHub Inc(a)	10,294
29	IAC/InterActiveCorp (a)	5,701
195	John Wiley & Sons Inc Class A	10,577
124	LogMeIn Inc	10,679
283	Match Group Inc(a)	14,637
47	MercadoLibre Inc	15,251
147	Netflix Inc(a)	44,362
56	Shopify Inc Class A(a)	7,736
76	Trade Desk Inc Class A(a)	9,390
243	Twitter Inc(a)	8,444
164	Verizon Communications Inc	9,363
812	Viavi Solutions Inc(a)	9,362
60	Wayfair Inc Class A(a)	6,617
		454,594
Consumer, Cyclical — 6.99%
391	Altra Industrial Motion Corp	12,618
150	Aptiv PLC	11,520
285	Big Lots Inc	11,833
497	BJ's Wholesale Club Holdings Inc(a)	11,009
381	Cannae Holdings Inc(a)	7,037
78	Churchill Downs Inc	19,470
465	Cooper Tire & Rubber Co	14,364
108	Core-Mark Holding Co Inc	4,148
61	Costco Wholesale Corp	13,946
34	Cracker Barrel Old Country Store Inc	5,395
33	Delta Air Lines Inc	1,806
191	Fox Factory Holding Corp(a)	10,262
Shares		Fair Value
Consumer, Cyclical — (continued)
6	Garrett Motion Inc(a)	$ 91
380	General Motors Co	13,904
106	Genesco Inc(a)	4,536
172	Hilton Worldwide Holdings Inc	12,241
283	Home Depot Inc	49,774
451	KAR Auction Services Inc	25,680
466	Kimball International Inc Class B	7,670
151	LCI Industries	10,472
168	Lululemon Athletica Inc(a)	23,643
158	Marriott Vacations Worldwide Corp	13,981
262	Methode Electronics Inc	7,755
44	O'Reilly Automotive Inc(a)	14,113
254	PulteGroup Inc	6,241
262	Ross Stores Inc	25,938
307	Sally Beauty Holdings Inc(a)(b)	5,468
395	Southwest Airlines Co	19,395
19	Tesla Inc(a)	6,409
98	WABCO Holdings Inc(a)	10,530
148	Walgreens Boots Alliance Inc	11,806
374	Walmart Inc	37,505
		430,560
Consumer, Non-Cyclical — 17.26%
228	Aaron's Inc	10,746
28	ABIOMED Inc(a)	9,554
149	Adtalem Global Education Inc(a)	7,544
103	Amgen Inc	19,857
264	AMN Healthcare Services Inc(a)	13,364
467	AstraZeneca PLC Sponsored ADR	18,110
325	Avanos Medical Inc(a)	18,395
236	Becton Dickinson & Co	54,398
868	Boston Scientific Corp(a)	31,369
266	Cambrex Corp(a)	14,175
343	Catalent Inc(a)	13,837
116	Cigna Corp	24,802
77	Constellation Brands Inc Class A	15,341
36	Costar Group Inc(a)	13,011
999	Cott Corp	15,025
317	Coty Inc Class A(b)	3,344
195	Danaher Corp	19,383
322	Darling Ingredients Inc(a)	6,653
202	DexCom Inc(a)	26,820
54	Ecolab Inc	8,270
167	Eli Lilly & Co	18,109
256	Emerald Expositions Events Inc	3,743
157	Estee Lauder Cos Inc Class A	21,578
233	Euronet Worldwide Inc(a)	25,905
247	Gilead Sciences Inc	16,840
122	Helen of Troy Ltd(a)	15,143
79	Illumina Inc(a)	24,581
152	Insperity Inc	16,697
88	Intuitive Surgical Inc(a)	45,864
100	J&J Snack Foods Corp	15,616
241	Johnson & Johnson	33,738
137	Keurig Dr Pepper Inc	3,562

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
135	Kimberly-Clark Corp	$ 14,080
369	Korn/Ferry International	16,657
154	Kraft Heinz Co	8,465
667	Kroger Co	19,850
308	Merck & Co Inc	22,672
215	Molson Coors Brewing Co Class B	13,760
241	Monster Beverage Corp(a)	12,737
52	Neurocrine Biosciences Inc(a)	5,572
938	Nomad Foods Ltd(a)	17,916
478	PayPal Holdings Inc(a)	40,243
145	PepsiCo Inc	16,295
354	Pfizer Inc	15,243
152	Post Holdings Inc(a)	13,440
365	Prestige Consumer Healthcare Inc(a)(b)	13,198
215	Quidel Corp(a)	13,837
4	Regeneron Pharmaceuticals Inc(a)	1,357
160	S&P Global Inc	29,171
244	ServiceMaster Global Holdings Inc(a)	10,463
169	Square Inc Class A(a)	12,413
1,044	SunOpta Inc(a)	7,746
85	Thermo Fisher Scientific Inc	19,860
34	United Rentals Inc(a)	4,082
190	UnitedHealth Group Inc	49,656
495	Varex Imaging Corp(a)	12,850
130	Vertex Pharmaceuticals Inc(a)	22,030
367	Viad Corp	17,576
108	WEX Inc(a)	19,004
295	Worldpay Inc Class A(a)	27,093
		1,062,640
Diversified — 0.16%
147	Spectrum Brands Holdings Inc	9,548
Energy — 4.53%
222	Anadarko Petroleum Corp	11,810
355	Apergy Corp(a)	13,841
2,653	BP PLC	19,161
562	C&J Energy Services Inc(a)	10,554
408	ConocoPhillips	28,519
374	Enterprise Products Partners LP(b)	10,031
92	EOG Resources Inc	9,691
361	Exxon Mobil Corp	28,765
664	Gulfport Energy Corp(a)	6,049
250	Halliburton Co	8,670
547	Kinder Morgan Inc	9,310
232	KLX Energy Services Holdings Inc(a)	6,703
1,129	Marathon Oil Corp	21,440
325	NextEra Energy Partners LP(b)	14,797
311	Oil States International Inc(a)	6,926
1,079	QEP Resources Inc(a)	9,614
1,247	SRC Energy Inc(a)	8,829
Shares		Fair Value
Energy — (continued)
248	Suncor Energy Inc	$ 8,319
259	Total SA	15,197
457	TPI Composites Inc(a)	11,544
209	Valero Energy Corp	19,038
		278,808
Financial — 18.01%
246	American Campus Communities Inc REIT	9,719
380	American International Group Inc	15,690
119	American Tower Corp REIT	18,541
533	Assured Guaranty Ltd	21,309
534	BancorpSouth Bank	15,326
1,796	Bank of America Corp	49,390
261	Bank OZK	7,141
89	Boston Properties Inc REIT	10,748
414	Bryn Mawr Bank Corp	16,535
120	Capital One Financial Corp	10,716
187	Carolina Financial Corp	6,188
460	Cathay General Bancorp	17,328
592	CenterState Bank Corp	14,551
765	Charles Schwab Corp	35,374
352	Chemical Financial Corp	16,495
684	Citigroup Inc	44,775
301	CorePoint Lodging Inc REIT	4,927
626	CubeSmart REIT	18,142
800	CVB Financial Corp	17,480
231	CyrusOne Inc REIT	12,296
478	Employers Holdings Inc	21,969
24	Equinix Inc REIT	9,090
144	Federal Agricultural Mortgage Corp Class C	10,057
272	First American Financial Corp	12,058
619	First Financial Bancorp	16,199
228	First Financial Bankshares Inc(b)	13,450
431	Gaming & Leisure Properties Inc REIT	14,520
69	Goldman Sachs Group Inc	15,551
243	Hartford Financial Services Group Inc	11,037
425	Hercules Capital Inc	5,325
257	Hersha Hospitality Trust REIT	4,513
730	Home BancShares Inc	13,899
223	IBERIABANK Corp	16,611
150	Intercontinental Exchange Inc	11,556
46	Invesco Ltd	999
1,146	iStar Inc REIT	12,033
380	JBG SMITH Properties REIT	14,242
572	JPMorgan Chase & Co	62,359
512	KeyCorp	9,298
723	KKR & Co Inc Class A	17,099
323	MasterCard Inc Class A	63,847
396	Meta Financial Group Inc	9,995
619	MFA Financial Inc REIT	4,290
36	Morgan Stanley	1,644
215	National Retail Properties Inc REIT	10,051
503	OceanFirst Financial Corp	12,736

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
363	PacWest Bancorp	$ 14,745
240	Pinnacle Financial Partners Inc	12,552
461	Popular Inc	23,977
390	PRA Group Inc(a)	12,028
255	ProAssurance Corp	11,200
280	Prosperity Bancshares Inc	18,208
794	Radian Group Inc	15,237
1,028	Regions Financial Corp	17,445
129	Reinsurance Group of America Inc	18,366
1,113	Retail Opportunity Investments Corp REIT	19,578
418	Rexford Industrial Realty Inc REIT	13,238
148	Ryman Hospitality Properties Inc REIT	11,483
337	Sabra Health Care Inc REIT	7,296
107	Signature Bank	11,759
180	State Street Corp	12,375
129	Stewart Information Services Corp	5,325
296	Stifel Financial Corp	13,533
23	SVB Financial Group(a)	5,456
202	Texas Capital Bancshares Inc(a)	13,176
533	Triumph Bancorp Inc(a)	19,113
283	Visa Inc Class A	39,012
330	Wells Fargo & Co	17,566
255	Wintrust Financial Corp	19,416
		1,109,183
Industrial — 7.91%
512	Aerojet Rocketdyne Holdings Inc(a)	18,084
102	Alamo Group Inc	8,744
60	Amphenol Corp Class A	5,370
240	Armstrong World Industries Inc(a)	14,820
291	Ball Corp	13,037
124	Belden Inc	6,702
107	Boeing Co	37,970
246	BWX Technologies Inc	14,381
214	Clean Harbors Inc(a)	14,561
397	Columbus McKinnon Corp	14,582
110	Emerson Electric Co	7,467
192	EnPro Industries Inc	11,942
122	frontdoor Inc(a)	4,154
344	General Electric Co	3,474
181	Genesee & Wyoming Inc Class A(a)	14,341
224	Haynes International Inc	6,487
177	Honeywell International Inc	25,633
219	II-VI Inc(a)	8,153
128	John Bean Technologies Corp	13,308
445	Johnson Controls International PLC	14,227
96	Kadant Inc	9,475
169	Kimball Electronics Inc(a)	3,110
110	Kirby Corp(a)	7,913
147	Littelfuse Inc	26,631
Shares		Fair Value
Industrial — (continued)
153	Masonite International Corp(a)	$ 8,475
154	MYR Group Inc(a)	5,142
142	Northrop Grumman Corp	37,197
74	Old Dominion Freight Line Inc	9,651
377	Raven Industries Inc	16,392
108	Raytheon Co	18,904
58	RBC Bearings Inc(a)	8,565
18	Resideo Technologies Inc(a)	368
29	Rockwell Automation Inc	4,777
96	Roper Technologies Inc	27,158
162	Standex International Corp	13,142
59	Stanley Black & Decker Inc	6,875
132	Union Pacific Corp	19,301
363	Vishay Intertechnology Inc	6,643
		487,156
Technology — 10.99%
384	Activision Blizzard Inc	26,515
82	Adobe Systems Inc(a)	20,152
200	Advanced Energy Industries Inc(a)	8,606
200	Advanced Micro Devices Inc(a)	3,642
683	Apple Inc	149,481
350	Applied Materials Inc	11,508
121	Atlassian Corp PLC Class A(a)	9,185
231	CommVault Systems Inc(a)	13,449
841	Conduent Inc(a)	16,063
286	Cray Inc(a)	6,489
186	CSG Systems International Inc	6,529
559	Digi International Inc(a)	6,484
649	Donnelley Financial Solutions Inc(a)	10,092
198	DXC Technology Co	14,420
122	Electronic Arts Inc(a)	11,100
135	Fidelity National Information Services Inc	14,054
372	Genpact Ltd	10,197
256	Intel Corp	12,001
257	Mellanox Technologies Ltd(a)	21,765
999	Microsoft Corp	106,703
145	NVIDIA Corp	30,570
72	NXP Semiconductors NV	5,399
230	ON Semiconductor Corp(a)	3,910
684	Perspecta Inc	16,751
268	QUALCOMM Inc	16,855
270	salesforce.com Inc(a)	37,055
166	Semtech Corp(a)	7,460
218	ServiceNow Inc(a)	39,467
86	Texas Instruments Inc	7,983
731	TiVo Corp	8,041
511	Ultra Clean Holdings Inc(a)	5,376
96	Veeva Systems Inc Class A(a)	8,770
232	Verint Systems Inc(a)	10,596
		676,668
Utilities — 2.27%
329	ALLETE Inc	24,346

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2018 (Unaudited)
Shares		Fair Value
Utilities — (continued)
195	American Electric Power Co Inc	$ 14,305
191	Edison International	13,254
342	Exelon Corp	14,983
534	MDU Resources Group Inc	13,329
43	NextEra Energy Inc	7,418
269	NorthWestern Corp	15,806
383	NRG Energy Inc	13,861
224	PG&E Corp(a)	10,485
521	Vistra Energy Corp(a)	11,790
		139,577
TOTAL COMMON STOCK — 77.79% (Cost $4,998,947)		$4,789,851
CONVERTIBLE PREFERRED STOCK
Financial — 0.10%
36	Mandatory Exchangeable Trust, 5.75%(c)	5,808
TOTAL CONVERTIBLE PREFERRED STOCK — 0.10% (Cost $7,680)		$ 5,808
EXCHANGE TRADED FUNDS
278	iShares Core S&P 500® ETF	75,827
471	Vanguard Russell 2000 ETF	56,784

TOTAL EXCHANGE TRADED FUNDS — 2.15% (Cost $137,408)		$ 132,611
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.04%
$63,886	Repurchase agreement (principal amount/value $64,032 with a maturity value of $64,036) with Citibank NA , 2.22%, dated 10/31/18 to be repurchased at $63,886 on 11/1/18 collateralized by various U.S. Government Agency securities, 2.96% - 4.50%, 1/1/28 - 6/1/48, with a value of $65,426.(d)	$ 63,886
SHORT TERM INVESTMENTS — 1.04% (Cost $63,886)		$ 63,886
TOTAL INVESTMENTS — 81.08% (Cost $5,207,921)		$4,992,156
OTHER ASSETS & LIABILITIES, NET — 18.92%		$1,165,104
TOTAL NET ASSETS — 100.00%		$6,157,260

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at October 31, 2018.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
At October 31, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
S&P 500® Emini Long Futures	8	1,084,400	December 2018	$(73,870)
At October 31, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	USD	8,462	GBP	6,500	December 19, 2018	$134
CIT	USD	13,739	GBP	10,600	December 19, 2018	158
GS	USD	8,469	GBP	6,500	December 19, 2018	141
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of October 31, 2018 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
JPM	USD	13,946	EUR	11,900	December 19, 2018	$406
JPM	USD	4,219	GBP	3,200	December 19, 2018	119
WES	USD	9,560	CAD	12,200	January 16, 2019	278
					Net Appreciation	$1,236
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
JPM	JP Morgan Chase & Co
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of October 31, 2018 (Unaudited)
Great-West Core Strategies: U.S. Equity Fund
ASSETS:
Investments in securities, fair value (including $62,380 of securities on loan)(a)	$4,928,270
Repurchase agreements, fair value(b)	63,886
Cash	1,211,591
Margin deposits	129,589
Dividends receivable	1,485
Subscriptions receivable	47
Receivable for investments sold	23,229
Variation margin on futures contracts	10,320
Unrealized appreciation on forward foreign currency contracts	1,236
Total Assets	6,369,653
LIABILITIES:
Payable for director fees	2,958
Payable for distribution fees	7
Payable for investments purchased	91,297
Payable for other accrued fees	48,484
Payable for shareholder services fees	14
Payable to custodian	5,747
Payable upon return of securities loaned	63,886
Total Liabilities	212,393
NET ASSETS	$6,157,260
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$63,763
Paid-in capital in excess of par	6,317,808
Total distributable loss	(224,311)
NET ASSETS	$6,157,260
NET ASSETS BY CLASS
Class L	$43,753
Institutional Class	$6,113,507
CAPITAL STOCK:
Authorized
Class L	5,000,000
Institutional Class	80,000,000
Issued and Outstanding
Class L	4,750
Institutional Class	632,877
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class L	$9.21
Institutional Class	$9.66
(a) Cost of investments	$5,144,035
(b) Cost of repurchase agreements	$63,886
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended October 31, 2018 (Unaudited)
Great-West Core Strategies: U.S. Equity Fund(a)
INVESTMENT INCOME:
Income from securities lending	$101
Dividends	35,953
Foreign withholding tax	(90)
Total Income	35,964
EXPENSES:
Management fees	10,288
Shareholder services fees – Class L	16
Audit and tax fees	14,458
Custodian fees	12,692
Director's fees	6,370
Distribution fees – Class L	11
Legal fees	869
Pricing fees	207
Registration fees	34,265
Shareholder report fees	8,384
Transfer agent fees	2,603
Other fees	1,100
Total Expenses	91,263
Less amount waived by investment adviser	79,199
Less amount waived by distributor - Class L	1
Net Expenses	12,063
NET INVESTMENT INCOME	23,901
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(22,847)
Net realized gain on futures contracts	62,988
Net realized loss on forward foreign currency contracts	(99)
Net Realized Gain	40,042
Net change in unrealized depreciation on investments and foreign currency translations	(215,620)
Net change in unrealized depreciation on futures contracts	(73,870)
Net change in unrealized appreciation on forward foreign currency contracts	1,236
Net Change in Unrealized Depreciation	(288,254)
Net Realized and Unrealized Loss	(248,212)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(224,311)
(a)Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 31, 2018
Great-West Core Strategies: U.S. Equity Fund	2018 (a) (Unaudited)
OPERATIONS:
Net investment income	$23,901
Net realized gain	40,042
Net change in unrealized depreciation	(288,254)
Net Decrease in Net Assets Resulting from Operations	(224,311)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class L	47,693
Institutional Class	6,333,878
Net Increase in Net Assets Resulting from Capital Share Transactions	6,381,571
Total Increase in Net Assets	6,157,260
NET ASSETS:
Beginning of Period	0
End of Period	$6,157,260
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class L	4,750
Institutional Class	632,877
Net Increase	637,627
(a) Fund commenced operations on June 25, 2018.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the period indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized loss	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)
Class L
10/31/2018(Unaudited) (c)	$10.00	(0.01)	(0.78)	(0.79)	-	-	-	$9.21	(7.90%) (d)
Institutional Class
10/31/2018(Unaudited) (e)	$10.00	0.04	(0.38)	(0.34)	-	-	-	$9.66	(3.40%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Class L
10/31/2018 (Unaudited)(c)	$ 44	544.82% (g)	1.15% (g)	(0.52%) (g)	12% (d)
Institutional Class
10/31/2018 (Unaudited)(e)	$6,114	3.05% (g)	0.55% (g)	1.09% (g)	12% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Class L inception date was September 10, 2018.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was June 25, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Core Strategies: U.S. Equity Fund (the Fund) are included herein.The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Class L and Institutional Class; the Investor Class has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - October 31, 2018

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - October 31, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 4,755,493	$ 34,358	$ —	$ 4,789,851
Convertible Preferred Stock	—	5,808	—	5,808
Exchange Traded Funds	132,611	—	—	132,611
Short Term Investments	—	63,886	—	63,886
Total investments, at fair value:	4,888,104	104,052	0	4,992,156
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,236	—	1,236
Total Assets	$ 4,888,104	$ 105,288	$ 0	$ 4,993,392
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (73,870)	$ —	$ —	$ (73,870)
Total Liabilities	$ (73,870)	$ 0	$ 0	$ (73,870)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - October 31, 2018

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 31, 2018 were as follows:
Federal tax cost of investments	$5,217,916
Gross unrealized appreciation on investments	177,630
Gross unrealized depreciation on investments	(476,024)
Net unrealized depreciation on investments	$(298,394)
Application of Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, "Receivables-Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities" (ASU No. 2017-08). ASU No. 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening the amortization period for the premium to the earliest call date. The accounting changes in ASU 2017-08 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Fund is evaluating the impact, if any, of the ASU No. 2017-08 on the financial statements and related disclosures.
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The following disclosure requirements were removed from Topic 820: the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy of timing and transfers between levels, and the valuation processes for Level 3 fair value measurements. The following disclosure requirements were modified in Topic 820: for investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly and clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date. The following disclosure requirements were added to Topic 820: the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period, and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. The Fund early adopted the removals and modifications to ASU No.2018-13 for its fiscal year beginning June 25, 2018. At this time, the Fund is evaluating the impact, if any, of ASU No. 2018-13 additions to the financial statements and related disclosures.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

Semi-Annual Report - October 31, 2018

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 7 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Semi-Annual Report - October 31, 2018

Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $41,195 in forward contracts for the reporting period.
Valuation of derivative investments as of October 31, 2018 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)			Total distributable loss	$(73,870) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$1,236
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended October 31, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$62,988	Net change in unrealized depreciation on futures contracts	$(73,870)
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$ (99)	Net change in unrealized appreciation on forward foreign currency contracts	$ 1,236
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at October 31, 2018.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Pledged (Received)(b)	Net Amount
Derivative Assets (forward contracts)	$1,236	$—	$—	$—	$1,236
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to futures contracts are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.47% of the Fund’s average daily net assets up to $1 billion dollars, 0.42% of the Fund’s average daily net assets over $1 billion dollars and 0.37% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Semi-Annual Report - October 31, 2018

The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.55% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At October 31, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of October 31, 2018	Recoupment of Past Reimbursed Fees by the Adviser
$79,199	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A, Putnam Investment Management, an affiliate of the Adviser and GWL&A, J.P. Morgan Investment Management, and Loomis Sayles & Co. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $765,000 for the period January 1 through October 31, 2018.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $5,789,582 and $622,700, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 31, 2018, the Fund had securities on loan valued at $62,380 and received collateral as reported on the Statement of Assets and Liabilities of $63,886 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - October 31, 2018

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At October 31, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to October 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were available to be issued. Pursuant to the Articles of Incorporation, the Board of Directors of Great-West Funds, Inc. increased the number of authorized shares of Class L to 60,000,000 effective December 7, 2018.

Semi-Annual Report - October 31, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved (i) an amendment to the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”) to add the Great-West Core Strategies Funds (each, a “Fund,” collectively, the “Funds”), and (ii) with the exception of the Great-West Core Strategies: Short Duration Bond (“Short Duration”), the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Company, GWCM and each of the following sub-advisers (each a “Sub-Adviser” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Great-West Core Strategies: U.S. Equity (“U.S. Equity”)	Irish Life Investment Managers Limited (“ILIM”)
J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Putnam Investment Management, LLC (“Putnam”)
Great-West Core Strategies: International Equity (“International Equity”)	Franklin Templeton Institutional, LLC (“Franklin Templeton”)
ILIM
LSV Asset Management (“LSV”)
Great-West Core Strategies: Inflation-Protected Securities (“Inflation-Protected Securities”)	Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
Great-West Core Strategies: Flexible Bond (“Flexible Bond”)	Loomis Sayles
Pursuant to the Advisory Agreement, GWCM will act as investment adviser and, subject to oversight by the Board, direct the investments of each Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds. In addition, each Fund other than Short Duration operates under a manager-of-managers structure pursuant to an order issued by the

United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of the Sub-Advisers to the Board.
Pursuant to the Sub-Advisory Agreements, the Sub-Advisers, subject to general supervision and oversight by GWCM and the Board, are responsible for the day-to-day management of the investment and re-investments of the assets of the Fund or its portion thereof, which includes making decisions to buy, sell or hold any particular security.
In approving the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”), the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board considered the existing relationship GWCM has with the Company and the services GWCM provides for other funds of the Company. The Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds. The Board also noted that, in evaluating the Sub-Advisory Agreements, it was taking into account its accumulated experience with Goldman Sachs, ILIM, J.P. Morgan, Loomis Sayles and Putnam in serving as sub-adviser(s) to certain of the Company’s other funds. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to each Fund by GWCM and the applicable Sub-Advisers, as applicable (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel who would serve the Funds and the portfolio managers responsible for the day-to-day management of the Funds. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as each adviser’s practices, as applicable, regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
With respect to GWCM for Flexible Bond and Short Duration and each Sub-Adviser, the Board reviewed historical performance results of similar other funds of the Company managed by the Adviser or the Sub-Adviser or a composite of accounts managed by the Sub-Adviser using the same investment strategy as it would use to manage the applicable Fund or its respective portion of such Fund. Based on the information reviewed, the Board determined that it was satisfied with the investment performance of GWCM and each Sub-Adviser.
Costs and Profitability
The Board considered the costs of services to be provided by GWCM and the Sub-Advisers from their relationships with each Fund, as applicable. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by each Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of each Fund through August 28, 2019.

With respect to each Fund other than Short Duration which has no sub-adviser, the Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fee and total expense ratio of each Fund, the Board considered the average fees payable by and the total average expense ratios of a peer group of funds managed by other investment advisers, as determined by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the average contractual management fees of the peer group of funds and the average net management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the average peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the total expense ratio of its Morningstar peer group average.
Based on the information provided, the Board noted that each Fund’s Contractual Management Fee was lower than the average contractual management fees of its Broadridge peer group of funds and that, with the exception of Flexible Bond and Short Duration, each Fund’s Contractual Management Fee was lower than the average net management fees of its Broadridge peer group of funds. The Board further noted that each Fund’s total annual operating expense ratio was lower than the average total annual operating expense ratios of its Broadridge peer group of funds and the average total annual operating expense ratio of its Morningstar peer group.
The Board also reviewed information regarding the fees charged by GWCM and the Sub-Advisers, as applicable, to similar other funds of the Company managed by GWCM and the Sub-Advisers, as applicable, and noted that such fees were consistent with those charged to the other funds and GWCM, as applicable, and that the Board had determined that the fees charged to such other funds and GWCM were reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to be realized by GWCM and certain of the Sub-Advisers. The Board reviewed the financial statements from GWCM and the Sub-Advisers and profitability information from GWCM and certain of the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s overall profitability from its relationship with the Company’s other funds compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by an independent provider of mutual fund advisory contract renewal consulting services related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered, with respect to the Sub-Advisers, that certain Sub-Advisers estimated profits for the Fund(s) or sleeve(s) they would manage, certain Sub-Advisers provided profitability information for other funds of the Company they manage and that others did not provide an estimate of profits, and noted that, since the agreements with the latter are at arm’s length, such information was not relevant to its approval of such Sub-Advisory Agreements. Based on the information provided, the Board concluded that the costs of the services to be provided and the profits estimated to be realized by GWCM and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether the proposed fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management and sub-advisory fees payable by each Fund and GWCM, respectively, as applicable, and whether those fees include breakpoints, comparative fee information and the profitability and financial condition of GWCM. Based on the information provided, the Board concluded that any anticipated economies of scale were appropriately reflected in the management fee schedule.
Other Factors
The Board considered ancillary benefits to be derived by GWCM or the Sub-Advisers from their relationships with the Funds as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers are expected to receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers. The Board noted where services would be provided to the Fund by affiliates of GWCM, ILIM and Putnam. The Board took into account the fact that the Funds would be offered as investment options in a brokerage platform sponsored by an affiliate of GWCM and that an affiliate of GWCM may provide asset allocation services to the investors of such Funds. The Board concluded that each Fund’s management and sub-advisory fees, as applicable, were reasonable, taking into account any ancillary benefits to be derived by GWCM or the Sub-Advisers, as applicable.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements are reasonable and that approval of the Agreement(s) is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 18, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:December 18, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:December 18, 2018